Fees to Auditors Appointed at the Annual General Meeting	12 Months Ended
Dec. 31, 2024
Parent Company | Reportable Legal Entities
Fees to Auditors Appointed at the Annual General Meeting
Fees to Auditors Appointed at the Annual General Meeting

19 – Fees to Auditors Appointed at the Annual General Meeting

(DKK million)	2024	2023

Audit fees	10.4	6.1
Audit-related fees	2.3	3.4

Total	12.7	9.5

Fees for other services than statutory audit of the financial statements provided by Deloitte Statsautoriseret Revisionspartnerselskab amounted to DKK 2.3 million in 2024 (DKK 3.4 million in 2023 provided by PricewaterhouseCoopers Statsautoriseret Revisionspartnerselskab. These services primarily include agreed-upon procedures, other assurance assessments and reports, and accounting advice.

Refer to Note 5.4 in the consolidated financial statements for additional information regarding fees to auditors of the Group.